LONG-TERM PAYABLE, CURRENT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM PAYABLE, CURRENT

17. LONG-TERM PAYABLE, CURRENT

In May 2016, the Company entered two loans with unrelated non-financial institutions. The purpose of the borrowing was solely for the development of the Electric Vehicle industry in Xiangyang, PRC, and cannot be used for any other purposes. The loans bear no interest, and the maturity date was determined depending on the development status.

Because of the nature of these loans, the Company was subject to the fulfillment of covenants relating to the Company’s consolidated statement of financial position performance and results. However, due to the Covid-19 pandemic and the specific regulations issued, the Company was unable to meet the conditions in the loan agreements and, therefore, unable to apply for the government subsidies to repay the US$97,832 thousand (RMB694,598 thousand) at the due date of July 2022. As a result, the loan was reclassified as current portion as of December 31, 2023, 2022 and 2021. In addition, the Company needs to pay the penalty of US$737 thousand (RMB5,232 thousand), which is 5% of the cost of the land use right. In addition, the lender also has the following rights, 1) require the Company to pay back all the potential loss which is caused by the default loan; 2) repurchase the land in Xiangyang; 3) require the Company to pay back all the government subsidies which are related with this project. As of April 30, 2024, there are no subsidies received by the Company from the government.

The carrying value of the borrowings approximates its fair value as of December 31, 2023 and December 31, 2022. As of December 31, 2023 and December 31, 2022, the outstanding principals were US$97,832 thousand (RMB 694,598 thousand) and US$100,697 thousand (RMB 694,598 thousand), respectively. The difference in the principal was primarily due to the change in the currency exchange rate.

Management has performed a detailed analysis of the potential loss and determined the outcome is uncertain as of April 30, 2024. The Company also proactively negotiates with the lender to sign a supplement agreement to extend the terms. At the same time, the Company plans to expand production to meet the conditions described in the loan agreement.

In June 2023, the Company signed two pledged contracts with the above government subsidies. According to the contracts, the Company pledged machinery and equipment, mold and tooling with a carrying amount of approximately US$12,766 thousand (RMB90,638 thousand), buildings with a carrying amount of approximately US$15,815 thousand (RMB11,282 thousand) and land use rights with a carrying amount of US$14,406 thousand (RMB102,280 thousand) to the government to ensure the realization of the above-mentioned loans’ principal and related interest claims.